10. Payable to Officer	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Working Capital
NOTE 10 - Payable to Officer

In connection with the 2010 employment agreement for the Company’s Chief Financial Officer, the Company owes this officer $156,358 for unpaid amounts consisting of consulting fees prior to employment, expenses, salary increases and signing bonus.

The amounts payable to an officer and a former officer pursuant to their employment agreements:

	December 31,	December 31,
	2013	2012
Officer pursuant to employment agreement	$156,358	$156,358
Promissory note to former officer	–	55,000
	$156,358	$211,358

In connection with the 2010 employment agreement for its then Senior Vice President and Chief Operating Officer, the Company owed this former officer $55,000, which is the remaining portion of a promissory note assumed by the Company in connection with this employment agreement. This liability was transferred to a third party during 2013. In connection with the 2010 employment agreement for the Company’s Chief Financial Officer, the Company owes this officer $156,358 for unpaid amounts consisting of consulting fees prior to employment, expenses, salary increases and signing bonus.